General and administrative expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Employee benefits expenses	(2,696)	(450)	(1,618)	(248)
Professional fees	(3,401)	(36)	(1,994)	(7)
Other operating expenses	(1,541)	(77)	(1,217)	(50)
	(7,638)	(563)	(4,829)	(305)

	2020	2019
Employee benefits expenses	(1,045)	(1,002)
Professional fees	(1,473)	(278)
Other operating expenses	(183)	(421)
	(2,701)	(1,701)